SECURED NOTES PAYABLE (Details Textual) $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 11, 2017 CAD ($)	Dec. 11, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of secured notes payable [Line Items]
Proceeds from issue of bonds, notes and debentures			$ 424,365	$ 0
Description of significant prepayment terms of senior secured notes payable			414.8
Undrawn borrowing facilities					$ 50,000
Information about restrictions or covenants imposed debt agreement			restrictive covenant on the Companys ability to pay potential future dividends, which relates to a fixed charge coverage ratio of no less than 2:1. The fixed charge coverage ratio is calculated as EBITDA over interest expense. The amount of the restricted payments, which include dividends and share buybacks, is limited to a maximum dollar threshold, which is calculated at an opening basket of US$10 million plus 50% of the historical consolidated net income, subject to certain adjustments, reported from the quarter of issuance and up to the most recently available financial statements at the time of such restricted payment.
Leverage ratio [Member]
Disclosure of secured notes payable [Line Items]
Description of financial ratios			Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum is charged for the number of days the funds are outstanding, based on certain leverage ratio calculations at the time.
Borrowings, interest rate basis			LIBOR plus 2.5% to 4.5% per annum
Leverage ratio [Member] | Bottom of range [member]
Disclosure of secured notes payable [Line Items]
Borrowings, adjustment to interest rate basis			2.50%		2.50%
Leverage ratio [Member] | Top of range [member]
Disclosure of secured notes payable [Line Items]
Borrowings, adjustment to interest rate basis			4.50%		4.50%
EBITDA to interest expense ratio [Member]
Disclosure of secured notes payable [Line Items]
Description of financial ratios			A ratio of EBITDA to interest expense no less than 2.25:1; and
Tangible net worth ratio [Member]
Disclosure of secured notes payable [Line Items]
Description of financial ratios			A tangible net worth that is no less than 75% of the tangible net worth as reflected in the most recent financial statements provided to the administrative agent as a condition precedent to closing, plus 50% of the positive net income for each subsequent quarter date.
Senior secured notes [Member]
Disclosure of secured notes payable [Line Items]
Notional amount		$ 330,000	$ 414,843		$ 330,000
Par value percentage		97.992%
Proceeds from issue of bonds, notes and debentures		$ 323,400
Borrowings, interest rate		8.00%
Borrowing costs incurred	$ 10,000
Borrowings, maturity	mature on December 15, 2022	mature on December 15, 2022
Revolving Credit Facility1 [Member]
Disclosure of secured notes payable [Line Items]
Undrawn borrowing facilities					$ 50,000
Percentage of commitment fee			1.2375%
Description of range of percentages of commitment fee payable on credit facilities			Subsequent to March 31, 2018, the Company is subject to a commitment fee between 0.9625% and 1.2375%, depending on certain leverage ratio calculations at the time.
Description of range of percentages of commitment fee payable on drawn credit facilities			Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum is charged for the number of days the funds are outstanding, based on certain leverage ratio calculations at the time.